Events after the Reporting Period - Additional Information (Detail) - Feb. 17, 2025 - Ruby Brand [member] - Major business combination [member] € in Millions, $ in Millions	EUR (€)	USD ($)
Disclosure of Events After Reporting Period [line items]
Total purchase consideration	€ 110.5	$ 116
Contingent consideration recognised as of acquisition date	€ 181.0	$ 190